Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	€ 256,280	€ 289,577
Right-of-use assets	758,368	1,071,666
Intangible assets	50,781	68,818
Other assets	204,233	257,267
Financial assets	3,092,290	9,052,741
Total non-current assets	4,361,952	10,740,069
Current assets
Inventories	6,897,666	11,367,807
Current other assets	5,103,402	4,036,649
Other assets from government grants and research allowance	5,081,772
Tax receivable	1,735,335	3,791,564
Other financial assets	34,462,352	77,504,518
Cash and cash equivalents	18,375,979	12,767,943
Total current assets	71,656,505	109,468,482
TOTAL ASSETS	76,018,457	120,208,551
Equity
Issued capital	7,122,205	7,065,993
Share premium	334,929,685	334,211,338
Other capital reserves	44,115,861	40,050,053
Accumulated deficit	(332,192,221)	(286,127,819)
Other components of equity	7,440,510	7,382,166
Total equity	61,416,039	102,581,730
Non-current liabilities
Lease liabilities	399,066	745,716
Other liabilities	36,877	36,877
Total non-current liabilities	435,943	782,593
Current liabilities
Trade and other payables	11,394,232	11,974,362
Lease liabilities	406,020	374,329
Employee benefits	2,064,678	1,609,766
Other liabilities	301,544	2,885,772
Total current liabilities	14,166,475	16,844,228
Total liabilities	14,602,417	17,626,822
TOTAL EQUITY AND LIABILITIES	€ 76,018,457	€ 120,208,552